Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2018 Option $ / shares	Jun. 30, 2017 Option	Dec. 31, 2017 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Option	20,720,500	12,823,000	12,823,000
Issued | Option	6,425,000	8,137,500	9,137,500
Cancelled / Expired | Option	(850,000)		(1,240,000)
Outstanding at end of year | Option	26,295,500		20,720,500
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.23		$ 0.30
Weighted Average Exercise Price, Issued	0.12		0.12
Weighted Average Exercise Price, Cancelled / Expired	0.13		0.24
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding at end of year	$ 0.20		$ 0.23